Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Global Unconstrained Bond Fund
Janus Henderson All Asset Fund	Janus Henderson Global Value Fund
Janus Henderson Asia Equity Fund	Janus Henderson Government Money Market Fund
Janus Henderson Balanced Fund	Janus Henderson Growth and Income Fund
Janus Henderson Contrarian Fund	Janus Henderson High-Yield Fund
Janus Henderson Diversified Alternatives Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson International Opportunities Fund
Janus Henderson Emerging Markets Fund	Janus Henderson International Small Cap Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson International Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Large Cap Value Fund
Janus Henderson European Focus Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Money Market Fund
Janus Henderson Forty Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Overseas Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Research Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Select Value Fund
Janus Henderson Global Bond Fund	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Strategic Income Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Research Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Select Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Technology Fund	Janus Henderson Venture Fund

(the “Funds”)

Supplement dated December 31, 2018

to Currently Effective Statements of Additional Information

Effective December 31, 2018, James T. Rothe, a member of the Board of Trustees (the “Board”) of Janus Investment Fund (the “Trust”), has retired from his role as an Independent Trustee of the Trust pursuant to the retirement policy set forth in the Funds’ Governance Procedures and Guidelines.

All references to Mr. Rothe serving in the capacity as an Independent Trustee of the Trust are deleted to reflect this change in Board composition.

Please retain this Supplement with your records.